Fair value measurements	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Fair value measurements

3. Fair value measurements

As of December 31, 2023, there was no short-term investment.

As of December 31, 2024, information about inputs into the fair value measurement of the Group’s assets and liabilities that are measured or disclosed at fair value on a recurring basis in periods subsequent to their initial recognition was as follows:

December 31, 2024	Balance at Fair value	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs
Assets:
Short-term investments – available-for-sale investments	2,803	2,803	-	-

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates.

Short-term investment consists of money fund issued by financial institutions and are redeemable on demand. For the instruments whose fair value is provided by banks at the end of each period, the Group classifies the valuation techniques that use these inputs as Level 1 of fair value measurements.

For the years ended December 31, 2022, 2023 and 2024, the Group recognized investment income from its short-term investments of RMB500, nil and RMB23, respectively, in the consolidated statements of income and comprehensive income.